Exhibit 99.6 Schedule 3

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	XXXX	Closed	2025-06-05 08:56	2025-06-11 15:00	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-COC provided and uploaded to file, XXXX cleared. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Broker Fees, Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)). Broker Fee, Points - Loan Discount Fee increased from Initial CD to Final CD but COC not available. Provide COC for Broker Fee, Points - Loan Discount Fee increase. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-COC provided and uploaded to file, XXXX cleared. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXXXX XXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4345143	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-06-05 06:46	2025-06-11 01:31	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Updated Title Commitment uploaded, Title Coverage Amount of $XXXXXX is equal to Total Amount of Subject Lien(s), Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Title Coverage Amount of $XXXXXX is Less than Loan Amount Provide Title coverage amount covering the loan amount. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Updated Title Commitment uploaded, Title Coverage Amount of $XXXXXX is equal to Total Amount of Subject Lien(s), Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXXXXXXX -XXXXXXX XXXXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4343131	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-06-05 08:56	2025-06-11 15:00	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’sXXX and the Final Closing disclosure on Pg#’sXXX-XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’sXXX, XXX-XXX. An interior and exterior appraisal was completed for this property – see pg#XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’sXXX, and confirmation the appraisal was delivered to the borrower – see Pg#’sXXX. The loan meets HPML guidelines, resolved.
- Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’sXXX and the Final Closing disclosure on Pg#’sXXX-XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’sXXX, XXX-XXX. An interior and exterior appraisal was completed for this property – see pg#XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’sXXX, and confirmation the appraisal was delivered to the borrower – see Pg#’sXXX. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4345144	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-06-20 00:14	2025-06-20 13:22	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #XXX,XXX and the Final Closing disclosure on Pg #XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg #XXX. An interior and exterior appraisal was completed for this property – see Pg XX, the appraisal disclosure was provided to the borrower Pg #XXX and confirmation the appraisal was delivered to the borrower – see Pg #XX,XX.
The loan meets HPML guidelines, resolved.
  - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #XXX,XXX and the Final Closing disclosure on Pg #XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg #XXX. An interior and exterior appraisal was completed for this property – see Pg XX, the appraisal disclosure was provided to the borrower Pg #XXX and confirmation the appraisal was delivered to the borrower – see Pg #XX,XX.
The loan meets HPML guidelines, resolved.
  - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	4506396	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-08-13 05:49	2025-09-09 11:37	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-Resolved. Updated property insurance screen with HOX ins. - Due Diligence Vendor-XX/XX/XXXX Resolved-HO-X Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. HXX and premium are attached. - Seller-XX/XX/XXXX Open-HO-X Insurance Policy is Missing Provide Hazard Insurance policy with the premium amount of $XXX.XX as the policy on page #XXX does not contain the premium amount. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. HXX and premium are attached. - Seller-XX/XX/XXXX	Resolved-Resolved. Updated property insurance screen with HOX ins. - Due Diligence Vendor-XX/XX/XXXX Resolved-HO-X Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX	XXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5158044	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-08-15 07:54	2025-08-21 09:26	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. attached - Seller-XX/XX/XXXX Open-XXXX Document is Missing Result of the revised income worksheet utilizing the July XXXX (page XXX) to August XXXX bank statements for the borrower's business is $X,XXX.XX as opposed to the lender's calculation of $X,XXX.XX using the months of June XXXX to July XXXX. Provide an updated XXXX revising the income to $X,XXX.XX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. attached - Seller-XX/XX/XXXX	Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX	XXXX XXXXXXXXXXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5191426	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-08-15 07:41	2025-08-21 09:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Bank Statement Summary / Lender Worksheet Missing	Resolved-Reviewed income worksheet and updated system. Resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. attached. - Seller-XX/XX/XXXX Open-Provide a revised income worksheet as the July XXXX bank statement for the borrower's business is in file on page XXX which results in an income variance of $X,XXX.XX (July XXXX - August XXXX) as opposed to the lender's calculation of $X,XXX.XX which used June XXXX to July XXXX bank statements. Provide a revised worksheet. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. attached. - Seller-XX/XX/XXXX	Resolved-Reviewed income worksheet and updated system. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXXX XXXX XXXXXXXXX XXXXXX X.XX - X.XX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5191146	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-08-15 08:27	2025-08-21 09:18	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final XXXX is Present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. attached - Seller-XX/XX/XXXX Open-The Final XXXX is Missing Result of the revised income worksheet utilizing the July XXXX (page XXX) to August XXXX bank statements for the borrower's business is $X,XXX.XX as opposed to the lender's calculation of $X,XXX.XX using the months of June XXXX to July XXXX. Provide an updated XXXX revising the income to $X,XXX.XX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. attached - Seller-XX/XX/XXXX	Resolved-The Final XXXX is Present - Due Diligence Vendor-XX/XX/XXXX	XXXX XXXXXXXXXXXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5192030	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-08-13 06:51	2025-09-10 07:42	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Rescinded-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #XXX,XXX and the Final Closing disclosure on Pg #XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg #XXX. An interior and exterior appraisal was completed for this property – see Pg #XX, the appraisal disclosure was provided to the borrower and confirmation the appraisal was delivered to the borrower – see Pg #XXX,XXX.
The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

 Rescinded-. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg #XXX,XXX and the Final Closing disclosure on Pg #XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg #XXX. An interior and exterior appraisal was completed for this property – see Pg #XX, the appraisal disclosure was provided to the borrower and confirmation the appraisal was delivered to the borrower – see Pg #XXX,XXX.
The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5158735	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-10 12:23	2025-09-15 11:16	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Received the asset worksheet - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Missing the Asset Worksheet, provide this document. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Received the asset worksheet - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXX XXXXX XXXXXXXXX.XXX			XX	Primary Residence	Purchase	NA	5488547	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-08 22:30	2025-09-15 11:15	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-the client elects to waive with the following compensating factors - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Audited Loan Amount is less than XXXXXXXXX Minimum Loan Amount Audited Loan Amount of $XXXXXX is less than the XXXXXXXXX Minimum Loan Amount of $XXXXXX - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Waived-the client elects to waive with the following compensating factors - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXX XXX.XXX		XXX XXXX XXXXX - XXX XXXX XXXXX XXXXXXX XX.XX XXX - XX% XXXXXXX	XX	Primary Residence	Purchase	NA	5460560	Originator Post-Close	Yes
XXXX	XXXX	XXXX	Closed	2025-09-08 22:54	2025-09-10 12:22	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg# XXX doc and the Final Closing disclosure on Pg#XX reflects escrows. Rate lock date was entered correctly see Pg# XXX An interior and exterior appraisal was completed for this property – see Page# XX the appraisal disclosure was provided to the borrower(s)- XXX , and copy of the appraisal was given to the borrower see Pg# XXX for the copy of the disclosure. The loan meets HPML guidelines"
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg# XXX doc and the Final Closing disclosure on Pg#XX reflects escrows. Rate lock date was entered correctly see Pg# XXX An interior and exterior appraisal was completed for this property – see Page# XX the appraisal disclosure was provided to the borrower(s)- XXX , and copy of the appraisal was given to the borrower see Pg# XXX for the copy of the disclosure. The loan meets HPML guidelines"
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5460691	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-08 00:00	2025-09-15 09:48	Resolved	1 - Information	C	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-Appraisal delivery received in file. Resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’XXX, XXX.
Final Closing disclosure on Pg#’XXX
Rate lock doc on pg-XXX.
An interior and exterior appraisal was completed for this property on pg-XX.
A copy of the appraisal was given to the borrower on pgs-Missing.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Appraisal delivery received in file. Resolved - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’XXX, XXX.
Final Closing disclosure on Pg#’XXX
Rate lock doc on pg-XXX.
An interior and exterior appraisal was completed for this property on pg-XX.
A copy of the appraisal was given to the borrower on pgs-Missing.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
 - Due Diligence Vendor-XX/XX/XXXX

																	XXXXXX XXX XXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5444086	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-08 00:07	2025-09-12 05:28	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Right to Receive Appraisal	Resolved-Notice of right to receive appraisal doc provided. Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Missing Notice of right to receive appraisal document in file. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Notice of right to receive appraisal doc provided. Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXX XXXX.XXX_XXXXX_ XXXXXX XXX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5444101	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-11 00:39	2025-09-17 01:11	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX provided. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

														Open-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Hazard Insurance Effective Date of XX-XX-XXXX it is after the Note Date of XX-XX-XXXX - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX provided. - Due Diligence Vendor-XX/XX/XXXX Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXX.XXX			XX	Primary Residence	Purchase	NA	5495141	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-11 01:22	2025-09-16 15:20	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg# XXX and the Final Closing disclosure on Pg# XXX reflects escrows. Rate lock date was entered correctly see Pg.’s XXX An interior and exterior appraisal was completed for this property – see pg. XX the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX and copy of the appraisal was given to the borrower see Pg# XXX for the copy of the disclosure, ECOA disclosure page no #XXX. The loan meets HPML guidelines."
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg# XXX and the Final Closing disclosure on Pg# XXX reflects escrows. Rate lock date was entered correctly see Pg.’s XXX An interior and exterior appraisal was completed for this property – see pg. XX the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX and copy of the appraisal was given to the borrower see Pg# XXX for the copy of the disclosure, ECOA disclosure page no #XXX. The loan meets HPML guidelines."
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5495307	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-15 17:51	2025-09-18 10:06	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-OFAC Check Not Completed and/or Cleared - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXX.XXX			XX	Investment	Purchase	NA	5546116	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-13 02:37	2025-09-18 10:01	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-HO-X Master Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Not sure why HXX was asked for then? - Seller-XX/XX/XXXX Counter-We are missing the master policy for the condo showing at least a $X,XXX,XXX in coverage. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Missing HO-X Master Insurance Policy Property is condominium, Mate Policy is missing in file - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Not sure why HXX was asked for then? - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-HO-X Master Insurance Policy is fully present - Due Diligence Vendor-XX/XX/XXXX	XXX-XXXXXXXXXXX.XXX_XXXXX_ XXXXXXXXXXX XXXXXX.XXX			XX	Investment	Purchase	NA	5526627	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-13 02:50	2025-09-16 09:00	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-The client elects to waive with the following compensating factors. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-ACC approves exception. Ok to proceed. - Seller-XX/XX/XXXX Open-Audited Loan Amount of $XXXXXX is less than the XXXXXXXXX Minimum Loan Amount of $XXXXXX Made Exception on pg XXX for Min Loan Amount: Per GL's Minimum Loan Amount is $XXXXXX, Actual Loan amount is $XXXXXX less than GL required Loan Amount - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-ACC approves exception. Ok to proceed. - Seller-XX/XX/XXXX	Waived-The client elects to waive with the following compensating factors. - Due Diligence Vendor-XX/XX/XXXX			XXXX XX X.XXX. XXXXXXX XXXXXXXX XXX XXXXXXXXXX XX X. XXX XX XX%. XXXXXXX XXXXXXX XXX XXXXXXXXXX XX XX%. XXXXXXXX(X) XXXX XX.XX XXXXXX XXXXXXXX. XXXXXXX XXXXXXXX XXX XXXXXXXXXX XX X XXXXXX.	XX	Investment	Purchase	NA	5526709	Originator Pre-Close	Yes
XXXX	XXXX	XXXX	Closed	2025-09-22 08:03	2025-09-22 08:25	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5616655	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-24 21:15	2025-09-29 10:10	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Effective Date of Hazard Insurance XX-XX-XXXX is after the Note Date of XX-XX-XXXX & Disbursement Date XX-XX-XXXX. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXX X XX.XXX			XX	Primary Residence	Purchase	NA	5665104	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-24 22:05	2025-09-24 22:12	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (X.XXX%) equals or exceeds the California HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (X.XXX%) equals or exceeds the California HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5665219	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-24 22:05	2025-09-24 22:12	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5665218	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-24 07:44	2025-09-25 11:55	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#XXX and the Final Closing disclosure on Pg#XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#XXX. An interior and exterior appraisal was completed for this property – see pg #XX, the appraisal disclosure is provided on Page #XXX, and confirmation the appraisal was delivered to the borrower – see Pg#XXX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

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Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#XXX and the Final Closing disclosure on Pg#XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#XXX. An interior and exterior appraisal was completed for this property – see pg #XX, the appraisal disclosure is provided on Page #XXX, and confirmation the appraisal was delivered to the borrower – see Pg#XXX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5650824	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-26 07:23	2025-09-26 13:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (X.XXX%) equals or exceeds the California HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX, XX and the Final Closing disclosure on Pg#’s XXX, Rate lock date was entered correctly – see Pg#’sXXX An interior and exterior appraisal was completed for this property – see pg# XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (X.XXX%) equals or exceeds the California HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX, XX and the Final Closing disclosure on Pg#’s XXX, Rate lock date was entered correctly – see Pg#’sXXX An interior and exterior appraisal was completed for this property – see pg# XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5683229	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-09-26 07:23	2025-09-26 13:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX, XX and the Final Closing disclosure on Pg#’s XXX, Rate lock date was entered correctly – see Pg#’sXXX An interior and exterior appraisal was completed for this property – see pg# XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX, XX and the Final Closing disclosure on Pg#’s XXX, Rate lock date was entered correctly – see Pg#’sXXX An interior and exterior appraisal was completed for this property – see pg# XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5683228	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-07 11:57	2025-10-14 07:55	Resolved	1 - Information	C	A	Compliance	XXXX	Fees: Limited	Resolved-Resolve. Updated Naming convention to reflect Washington Foreclosure Prevention Fee iao $XX - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. ALTA and CD attached. The fee was listed on both documents. - Seller-XX/XX/XXXX

Open-Washington requires every borrower in a residential mortgage loan to pay an $XX Foreclosure Prevention Fee. The System did not find an $XX fee titled "Foreclosure Prevention", "Foreclosure Prevention Fee", nor "Washington Foreclosure Prevention Fee".  "Residential mortgage loan" means any loan primarily for personal, family, or household use that is secured by a mortgage, deed of trust, or other consensual security interest on a dwelling, as defined in the Truth in Lending Act, or residential real estate upon which is constructed or intended to be constructed a dwelling. (RCW XX.XX; RCW XX.XX.XXX(XX)) Provide explanation, lender credit or tolerance cure - Due Diligence Vendor-XX/XX/XXXX

														Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. ALTA and CD attached. The fee was listed on both documents. - Seller-XX/XX/XXXX	Resolved-Resolve. Updated Naming convention to reflect Washington Foreclosure Prevention Fee iao $XX - Due Diligence Vendor-XX/XX/XXXX	XXXXX XX.XXX_XXXXX_ XXXX.XXX			XX	Primary Residence	Purchase	NA	5808378	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-06 23:51	2025-10-14 07:59	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg# XXX and the Final Closing disclosure on Pg# XXX reflects escrows. Rate lock date was entered correctly see Pg# XXX An interior and exterior appraisal was completed for this property – see Page# XX the appraisal disclosure was provided to the borrower(s)- see Pg#XXX , and copy of the appraisal was given to the borrower see Pg# XXX for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#  XXX  and the Final Closing disclosure on Pg# XXX reflects escrows. Rate lock date was entered correctly see Pg# XXX  An interior and exterior appraisal was completed for this property – see Page# XX  the appraisal disclosure was provided to the borrower(s)- see Pg#XXX , and copy of the appraisal was given to the borrower  see Pg# XXX for the copy of the disclosure. The loan meets HPML guidelines

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Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg# XXX and the Final Closing disclosure on Pg# XXX reflects escrows. Rate lock date was entered correctly see Pg# XXX An interior and exterior appraisal was completed for this property – see Page# XX the appraisal disclosure was provided to the borrower(s)- see Pg#XXX , and copy of the appraisal was given to the borrower see Pg# XXX for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#  XXX  and the Final Closing disclosure on Pg# XXX reflects escrows. Rate lock date was entered correctly see Pg# XXX  An interior and exterior appraisal was completed for this property – see Page# XX  the appraisal disclosure was provided to the borrower(s)- see Pg#XXX , and copy of the appraisal was given to the borrower  see Pg# XXX for the copy of the disclosure. The loan meets HPML guidelines

 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5796863	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-08 07:19	2025-10-14 09:35	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Resolved. Revised LE dated X/XX/XXXX and COC received. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Provide Revised Loan Estimate date on about X/XX/XXXX and related COC - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Resolved. Revised LE dated X/XX/XXXX and COC received. - Due Diligence Vendor-XX/XX/XXXX	XXXX XX.XXX			XX	Primary Residence	Purchase	NA	5818029	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-07 02:04	2025-10-14 09:34	Waived	2 - Non-Material	B	B	Compliance	Broker:LimitFees	Tennessee - Max Broker Fees (RLBSA)	Waived-The total of all fees paid by the borrower to the broker ($X,XXX.XX) exceeds X% of the loan amount ($X,XXX.XX). The Tennessee Residential Lending, Brokerage, and Servicing Act limits the brokerage commission to X% of the loan amount. Brokerage commissions include all fees paid to parties for services performed in the origination and placement of mortgage loans with third party lenders, whether the loans are closed directly in the name of the lender or in the name of another party with the intention to sell and transfer the loan; provided such sale or transfer is completed within one year from closing. (Tenn. Code Ann. XX-XX-XXX(c); TN ADC XXXX-XX-.XX(X)) Waived as immaterial as there is no Assignee Liability. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Waived-The total of all fees paid by the borrower to the broker ($X,XXX.XX) exceeds X% of the loan amount ($X,XXX.XX). The Tennessee Residential Lending, Brokerage, and Servicing Act limits the brokerage commission to X% of the loan amount. Brokerage commissions include all fees paid to parties for services performed in the origination and placement of mortgage loans with third party lenders, whether the loans are closed directly in the name of the lender or in the name of another party with the intention to sell and transfer the loan; provided such sale or transfer is completed within one year from closing. (Tenn. Code Ann. XX-XX-XXX(c); TN ADC XXXX-XX-.XX(X))   Waived as immaterial as there is no Assignee Liability. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Waived-The total of all fees paid by the borrower to the broker ($X,XXX.XX) exceeds X% of the loan amount ($X,XXX.XX). The Tennessee Residential Lending, Brokerage, and Servicing Act limits the brokerage commission to X% of the loan amount. Brokerage commissions include all fees paid to parties for services performed in the origination and placement of mortgage loans with third party lenders, whether the loans are closed directly in the name of the lender or in the name of another party with the intention to sell and transfer the loan; provided such sale or transfer is completed within one year from closing. (Tenn. Code Ann. XX-XX-XXX(c); TN ADC XXXX-XX-.XX(X)) Waived as immaterial as there is no Assignee Liability. - Due Diligence Vendor-XX/XX/XXXX

 Waived-The total of all fees paid by the borrower to the broker ($X,XXX.XX) exceeds X% of the loan amount ($X,XXX.XX). The Tennessee Residential Lending, Brokerage, and Servicing Act limits the brokerage commission to X% of the loan amount. Brokerage commissions include all fees paid to parties for services performed in the origination and placement of mortgage loans with third party lenders, whether the loans are closed directly in the name of the lender or in the name of another party with the intention to sell and transfer the loan; provided such sale or transfer is completed within one year from closing. (Tenn. Code Ann. XX-XX-XXX(c); TN ADC XXXX-XX-.XX(X))   Waived as immaterial as there is no Assignee Liability. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5798157	Originator Post-Close	No
XXXX	XXXX	XXXX	Closed	2025-10-07 02:04	2025-10-14 09:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5798156	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-03 15:24	2025-10-14 02:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Business Narrative	Resolved-Requested self-employment business narrative provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Required Business narrative. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Requested self-employment business narrative provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXXXXXXX.XXX			XX	Primary Residence	Purchase	NA	5773071	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-02 08:07	2025-10-14 05:13	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Initial Closing Disclosure	Resolved-Resolved, received initial CD, revised LE's, COCs, and disclosure tracking. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Attached. - Seller-XX/XX/XXXX Open-TRID: Missing Closing Disclosure Provide the Initial CD, related COC and the Disclosure Tracking Summary. Only initial LE and final CD provided. Provide any intermediate LEs and CDs with corresponding COCs. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Attached. - Seller-XX/XX/XXXX	Resolved-Resolved, received initial CD, revised LE's, COCs, and disclosure tracking. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XX X.XXX_XXXXX_ XXXXXXX XX.XXX_XXXXX_ XXXXXXXXXX XXXXXXXX.XXX_XXXXX_ XXXXXXX XX X.XXX			XX	Primary Residence	Purchase	NA	5749403	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-30 08:34	2025-10-14 02:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Requested third party fraud report is provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Attached. - Seller-XX/XX/XXXX Open-Missing Third Party Fraud Report Third Party Fraud Report is missing in file. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Attached. - Seller-XX/XX/XXXX	Resolved-Requested third party fraud report is provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXX.XXX			XX	Primary Residence	Purchase	NA	5717357	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-09-30 08:24	2025-10-14 02:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Requested flood certificate provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Flood Certificate is fully present - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Flood Cert - Seller-XX/XX/XXXX Open-Missing Flood Certificate. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Flood Cert - Seller-XX/XX/XXXX	Resolved-Requested flood certificate provided, updated & condition resolved. - Due Diligence Vendor-XX/XX/XXXX Resolved-Flood Certificate is fully present - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXX.XXX			XX	Primary Residence	Purchase	NA	5717130	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-14 05:04	2025-10-14 05:11	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on page XXX and the Final Closing disclosure on page XX reflects escrows. Rate lock date was entered correctly – see page XXX. An interior and exterior appraisal was completed for this property – see page XX, the appraisal disclosure was provided to the borrower(s)- see page XXX and copy of the appraisal was given to the borrower – see page XXX. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (XX CFR § XXXX.XX(a)(X)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on page XXX and the Final Closing disclosure on page XX reflects escrows. Rate lock date was entered correctly – see page XXX. An interior and exterior appraisal was completed for this property – see page XX, the appraisal disclosure was provided to the borrower(s)- see page XXX and copy of the appraisal was given to the borrower – see page XXX. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5883405	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-01 21:51	2025-10-14 10:34	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved- - Due Diligence Vendor-XX/XX/XXXX

Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)). Provide COC for the increase in Points - Loan Discount Fee iao $XXXX.XX (X.XX%) on the Final CD. - Due Diligence Vendor-XX/XX/XXXX

														Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved- - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XX.XXX			XX	Primary Residence	Purchase	NA	5745550	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-01 22:05	2025-10-02 06:42	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Audited Reserves of X.XX month(s) are less than XXXXXXXXX Required Reserves of X month(s) Exception page XXX. Exception Reason: Reserves- Loan File X.XX months, GL Requirement X months + X months addtl required reserves (unable to verify rent) =X months Client elects to waive with the following compensating factors. - Due Diligence Vendor-XX/XX/XXXX		Waived-Audited Reserves of X.XX month(s) are less than XXXXXXXXX Required Reserves of X month(s) Exception page XXX. Exception Reason: Reserves- Loan File X.XX months, GL Requirement X months + X months addtl required reserves (unable to verify rent) =X months Client elects to waive with the following compensating factors. - Due Diligence Vendor-XX/XX/XXXX			XXXXXX XXXXX - XXXX XXXX XXX, XX XXXXXXXXXXX XXX XXX. XXXXXXXX XXXXXX- XXXX XXXX $XXXX.XX, XX XXXXXXXXXXX XXX $XXXX + $XXX XXX XXXXXXXXX = $XXXX XXX XXXXXXXXX - XXXX XXXX X XXXXX X XXXXXX, XX XXXXXXXXXXX X XXXX	XX	Primary Residence	Purchase	NA	5745567	Originator Pre-Close	Yes
XXXX	XXXX	XXXX	Closed	2025-10-01 21:51	2025-10-14 10:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (X.XXX%) equals or exceeds the California HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-This is a California Higher-Priced Mortgage Loan (HPML). The loan's APR of (X.XXX%) equals or exceeds the California HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5745549	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-01 21:51	2025-10-14 10:32	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’XXX, XXX and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5745548	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-09 09:56	2025-10-17 04:31	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Borrower per program guidelines	Waived-Client elects to waive with the following compensating factors. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Borrower Type ineligible per program guidelines. Note is signed by XXXXXXXX XXXXXXXX XX XXXXXXX XXXXXXXX- MANAGING MEMBER AND XXX XXXXXXXX XX XXXXX X XXXXX XXXXXXXX- MANAGING MEMBER on behalf of Business Entity, XXXX XXXXXXXXXXX XXX. Provide Exception - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Waived-Client elects to waive with the following compensating factors. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXX.XXX		XXX - XXXX XXXX XX%, XX XXXXXXXXXXX XXX XX% XXXXXXXX- XXXX XXXX XX.XX XXXXXX, XX XXXXXXXXXXX XXX X XXXXXX XXXXXXXX XXXXXXXX XXXX XXXX XXXXXXXX XXXXXXXX XX XXXXXXXX XXXXXXX XX XXXX	XX	Investment	Purchase	NA	5838809	Originator Post-Close	Yes
XXXX	XXXX		XXXX	Closed	2025-10-09 09:58	2025-10-14 07:18	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Loan program disclosure	Resolved-Resolved. Florida Foreign Interest Affidavit/ Buyer’s Affidavit received. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Provide Florida Foreign Interest Affidavit/ Buyer’s Affidavit - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Resolved. Florida Foreign Interest Affidavit/ Buyer’s Affidavit received. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXX.XXX			XX	Investment	Purchase	NA	5838859	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-09 04:46	2025-10-15 05:35	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pgXX-XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’s XX , and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX  An interior and exterior appraisal was completed for this property – see pgXX-XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’s  XX , and copy of the appraisal was given to the borrower – see Pg#’s  XXX for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pgXX-XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’s XX , and copy of the appraisal was given to the borrower – see Pg#’s XXX for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

 Resolved-. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s  XXX reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX  An interior and exterior appraisal was completed for this property – see pgXX-XX , the appraisal disclosure was provided to the borrower(s)- see Pg#’s  XX , and copy of the appraisal was given to the borrower – see Pg#’s  XXX for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5833411	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-14 02:15	2025-10-16 03:28	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-Resolved, received XX/XX/XXXX LE that coincides with the COC in the file for adding .XXX points. - Due Diligence Vendor-XX/XX/XXXX

Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded.  - Seller-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)). Missing XX/XX/XXXX LE that coincides with the COC in the file for adding .XXX points.  - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

														Open- - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Resolved, received XX/XX/XXXX LE that coincides with the COC in the file for adding .XXX points. - Due Diligence Vendor-XX/XX/XXXX Resolved-Resolved - Due Diligence Vendor-XX/XX/XXXX	XXXX XX.XXX			XX	Second Home	Purchase	NA	5882581	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-20 05:29	2025-10-21 05:00	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Resolved. Revised LE's dated X/XX/XXXX, X/XX/XXXX and related COC's received - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-Provide Revised LE's dated X/XX/XXXX, X/XX/XXXX and related COC's - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Resolved. Revised LE's dated X/XX/XXXX, X/XX/XXXX and related COC's received - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX X XX XX.XXX_XXXXX_ XXXXXXX X XX XX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5943985	N/A	N/A
XXXX	XXXX		XXXX	Closed	2025-10-15 22:40	2025-10-21 04:58	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Initial Closing Disclosure	Resolved-Resolved. Initial CD and related COC received - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX Open-TRID: Missing Closing Disclosure Provide Initial CD and related COC - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. - Seller-XX/XX/XXXX	Resolved-Resolved. Initial CD and related COC received - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XX.XXX			XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	5911550	N/A	N/A
XXXX	XXXX	XXXX	Closed	2025-10-14 09:48	2025-10-16 09:59	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg XXX, and the Final Closing disclosure on Pg XXX reflects escrows. Rate lock date was entered correctly – see Pg XXX. An interior and exterior appraisal was completed for this property – see pg XX -XX, the appraisal disclosure was provided to the borrower(s)- see Pg XXX, and copy of the appraisal was given to the borrower – see Pg#’s XXX, XXX for the copy of the disclosure. The loan meets HPML guidelines. Resolved - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg XXX, and the Final Closing disclosure on Pg XXX reflects escrows. Rate lock date was entered correctly – see Pg XXX. An interior and exterior appraisal was completed for this property – see pg XX -XX, the appraisal disclosure was provided to the borrower(s)- see Pg XXX, and copy of the appraisal was given to the borrower – see Pg#’s XXX, XXX for the copy of the disclosure. The loan meets HPML guidelines. Resolved - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	5887985	N/A	N/A
XXXX	XXXX	XXXX	Closed	2026-01-21 21:56	2026-01-21 22:02	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) "This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal acknowledgment was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX, and HPML Page # XXX.The loan meets HPML guidelines, resolved. "
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) "This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal acknowledgment was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX, and HPML Page # XXX.The loan meets HPML guidelines, resolved. "
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	7234386	N/A	N/A
XXXX	XXXX	XXXX	Closed	2026-01-21 21:56	2026-01-21 22:02	Resolved	1 - Information	A	A	Compliance	AbilityToRepay:PriceBased	Federal - General Qualified Mortgage Price-Based Limit (First Lien)	Resolved-The loan's (X.XXX%) APR equals or exceeds the General Qualified Mortgage Loan Price-Based threshold of (X.XX%), which is the comparable average prime offer rate of (X.XX%) plus X.XX. The System used the following date to perform the APOR index lookup (XXXX-XX-XX). The system added X.XX to the comparable APOR because the ($XXX,XXX.XX) note amount equals or exceeds ($XXX,XXX.XX). The system used an interest rate of (X.XXX%) in the APR calculation. If the interest rate may change within the first five years after the first regular periodic payment, the system uses the highest interest rate that may apply during that five-year period as the interest rate for the full term of the loan. (XX CFR XXXX.XX(e)(X)(vi)(A)) "This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal acknowledgment was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX, and HPML Page # XXX.The loan meets HPML guidelines, resolved. "
 - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX

Open- - Due Diligence Vendor-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the General Qualified Mortgage Loan Price-Based threshold of (X.XX%), which is the comparable average prime offer rate of (X.XX%) plus X.XX. The System used the following date to perform the APOR index lookup (XXXX-XX-XX). The system added X.XX to the comparable APOR because the ($XXX,XXX.XX) note amount equals or exceeds ($XXX,XXX.XX). The system used an interest rate of (X.XXX%) in the APR calculation. If the interest rate may change within the first five years after the first regular periodic payment, the system uses the highest interest rate that may apply during that five-year period as the interest rate for the full term of the loan. (XX CFR XXXX.XX(e)(X)(vi)(A)) "This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s XXX and the Final Closing disclosure on Pg#’s XXX, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal acknowledgment was provided to the borrower(s)- see Pg#’s XXX, and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX, and HPML Page # XXX.The loan meets HPML guidelines, resolved. "
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	7234388	N/A	N/A
XXXX	XXXX		XXXX	Closed	2026-01-21 22:19	2026-01-27 07:10	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Loan funded /disbursed on X/XX per FSS. HOI effective date is X/XX. Resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. See FSS attached, loan funded /disbursed on X/XX, HOI is fine. Please clear. - Seller-XX/XX/XXXX Open-Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX Hazard insurance effective date of XX-XX-XXXX and disbursement date is on XX/XX/XXXX, and no previous/old HOI policy is not available in file. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. See FSS attached, loan funded /disbursed on X/XX, HOI is fine. Please clear. - Seller-XX/XX/XXXX	Resolved-Loan funded /disbursed on X/XX per FSS. HOI effective date is X/XX. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXXXXXX.XXX			XX	Primary Residence	Purchase	NA	7234966	N/A	N/A
XXXX	XXXX	XXXX	Closed	2026-01-21 23:02	2026-01-21 23:05	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal XXXX threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’sXXX.
Final Closing disclosure on Pg#’XXX
Rate lock doc on pg-XXX.
An interior and exterior appraisal was completed for this property on pg-XX.
A copy of the appraisal was given to the borrower on pgs-XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
The loan meets XXXX XXXXXXXXXX, resolved.
 - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX	Resolved-The loan's (X.XXX%) APR equals or exceeds the Federal XXXX threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’sXXX.
Final Closing disclosure on Pg#’XXX
Rate lock doc on pg-XXX.
An interior and exterior appraisal was completed for this property on pg-XX.
A copy of the appraisal was given to the borrower on pgs-XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
The loan meets XXXX XXXXXXXXXX, resolved.
 - Due Diligence XXXXXX-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	7235606	N/A	N/A
XXXX	XXXX	XXXX	Closed	2026-01-21 23:02	2026-01-21 23:05	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (First Lien 06/2013)(Conforming)	Resolved-This is a XXXXXXXXXX Higher-Priced Mortgage Loan (XXXX). The loan's APR of (X.XXX%) equals or exceeds the XXXXXXXXXX XXXX threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’sXXX.
Final Closing disclosure on Pg#’XXX
Rate lock doc on pg-XXX.
An interior and exterior appraisal was completed for this property on pg-XX.
A copy of the appraisal was given to the borrower on pgs-XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
The loan meets XXXX XXXXXXXXXX, resolved.
 - Due Diligence XXXXXX-XX/XX/XXXX

Open- - Due Diligence XXXXXX-XX/XX/XXXX	Resolved-This is a XXXXXXXXXX Higher-Priced Mortgage Loan (XXXX). The loan's APR of (X.XXX%) equals or exceeds the XXXXXXXXXX XXXX threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (X.XX%).(Cal. Fin. Code XXXX(a); XX CFR XXXX.XX(a)(X)(i)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly
All disclosures, COC's, Fees, and dates are entered correctly.
Rate lock date was entered correctly.
Borrower is Escrowing, escrow disclosures and loan information is on Pg#’sXXX.
Final Closing disclosure on Pg#’XXX
Rate lock doc on pg-XXX.
An interior and exterior appraisal was completed for this property on pg-XX.
A copy of the appraisal was given to the borrower on pgs-XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
The loan meets XXXX XXXXXXXXXX, resolved.
 - Due Diligence XXXXXX-XX/XX/XXXX

																				XX	Primary Residence	Purchase	NA	7235607	N/A	N/A